VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Australia—4.2%
National Storage REIT	2,908,962	$ 4,566
NEXTDC Ltd.(1)	461,598	3,893
Scentre Group	3,159,100	5,587
		14,046

Belgium—1.7%
Aedifica S.A.	37,560	2,406
Warehouses De Pauw CVA	114,941	3,151
		5,557

Canada—2.7%
Allied Properties Real Estate Investment Trust	145,350	2,383
Boardwalk Real Estate Investment Trust	36,927	1,734
Granite Real Estate Investment Trust	81,179	4,803
		8,920

China—0.7%
Hang Lung Properties Ltd.	1,479,700	2,290
France—1.3%
Klepierre S.A.	177,094	4,391
Germany—0.9%
Vonovia SE	159,678	3,118
Hong Kong—3.2%
Link REIT	917,600	5,108
Swire Properties Ltd.	2,270,000	5,593
		10,701

India—1.0%
Capitaland India Trust	4,000,700	3,379
Ireland—0.6%
Irish Residential Properties REIT plc	1,859,468	1,932
Japan—7.6%
Mitsubishi Estate Co., Ltd.	952,800	11,320
Mitsui Fudosan Co., Ltd.	134,700	2,685
Mitsui Fudosan Logistics Park, Inc.	1,351	4,692
Nippon Prologis REIT, Inc.	564	1,133
Orix JREIT, Inc.	4,455	5,484
		25,314

Singapore—1.9%
CapitaLand Ascendas REIT	812,300	1,639
CapitaLand Integrated Commercial Trust	3,341,000	4,735
		6,374

Spain—1.0%
Merlin Properties Socimi S.A.	382,400	3,271
Sweden—2.2%
Castellum AB	421,966	4,028
	Shares	Value

Sweden—continued
Catena AB	90,691	$ 3,320
		7,348

United Kingdom—4.9%
Derwent London plc	93,210	2,427
Safestore Holdings plc	321,947	3,471
Segro plc	163,528	1,488
UNITE Group plc (The)	589,807	6,517
Workspace Group plc	424,826	2,551
		16,454

United States—65.2%
Alexandria Real Estate Equities, Inc.	28,329	3,215
American Homes 4 Rent Class A	245,150	8,691
American Tower Corp.	33,575	6,511
Apartment Income REIT Corp.	143,178	5,167
AvalonBay Communities, Inc.	39,865	7,545
Brixmor Property Group, Inc.	278,133	6,119
Cousins Properties, Inc.	89,000	2,029
CubeSmart	194,275	8,676
Digital Realty Trust, Inc.	92,300	10,510
Douglas Emmett, Inc.	127,205	1,599
Equinix, Inc.	21,275	16,678
Extra Space Storage, Inc.	23,370	3,479
Healthpeak Properties, Inc.	246,000	4,945
Host Hotels & Resorts, Inc.	95,381	1,605
Mid-America Apartment Communities, Inc.	56,300	8,550
Prologis, Inc.	239,618	29,384
Public Storage	33,225	9,698
Realty Income Corp.	154,950	9,264
Regency Centers Corp.	86,350	5,334
Rexford Industrial Realty, Inc.	127,800	6,674
Ryman Hospitality Properties, Inc.	33,735	3,135
SBA Communications Corp. Class A	19,350	4,485
Simon Property Group, Inc.	14,996	1,732
Sun Communities, Inc.	91,379	11,921
UDR, Inc.	188,750	8,109
Ventas, Inc.	212,250	10,033
VICI Properties, Inc. Class A	335,450	10,543
Welltower, Inc.	145,000	11,729
		217,360

Total Common Stocks (Identified Cost $320,144)		330,455

See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Rights—0.0%
India—0.0%
Capitaland India Trust 07/17/2023(1)	476,083	$ 28
Total Rights (Identified Cost $0)		28

Total Long-Term Investments—99.1% (Identified Cost $320,144)		330,483

TOTAL INVESTMENTS—99.1% (Identified Cost $320,144)		$330,483
Other assets and liabilities, net—0.9%		3,053
NET ASSETS—100.0%		$333,536
Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	66%
Japan	8
United Kingdom	5
Australia	4
Hong Kong	3
Canada	3
Sweden	2
Other	9
Total	100%
† % of total investments as of June 30, 2023.

The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$330,455	$268,351	$62,104
Rights	28	—	28
Total Investments	$330,483	$268,351	$62,132
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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